FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $ R$ / $ $ / $	Dec. 31, 2022 USD ($)
Derivative Contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI	$ 5.1	$ 17.5
Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI	4.4	1.3
Brazilian real zero cost collar contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI	3.3	(1.7)
Brazilian real zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Foreign currency net working capital	108.0
Brazilian real zero cost collar contracts | From 2023 to 2024
FAIR VALUE MEASUREMENT
New derivative contracts	110.4
Canadian dollar forward buy contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI	(1.5)	0.6
Canadian dollar forward buy contracts | 2024
FAIR VALUE MEASUREMENT
Foreign currency net working capital	$ 96.6
Average price | $ / $	1.35
Canadian dollar forward buy contracts | From 2023 to 2024
FAIR VALUE MEASUREMENT
Average price | $ / $	1.35
New derivative contracts	$ 145.6
Chilean peso zero cost collar contracts
FAIR VALUE MEASUREMENT
Unrealized gain (loss) recorded in AOCI	0.4	$ (0.2)
Chilean peso zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Foreign currency net working capital	75.6
Chilean peso zero cost collar contracts | 2025
FAIR VALUE MEASUREMENT
Foreign currency net working capital	36.0
Chilean peso zero cost collar contracts | From 2023 to 2025
FAIR VALUE MEASUREMENT
New derivative contracts	$ 133.7
Put | Brazilian real zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Average price | R$ / $	5.05
Put | Brazilian real zero cost collar contracts | From 2023 to 2024
FAIR VALUE MEASUREMENT
Average price | R$ / $	4.91
Put | Chilean peso zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Average price | $ / $	824
Put | Chilean peso zero cost collar contracts | 2025
FAIR VALUE MEASUREMENT
Average price | $ / $	840
Put | Chilean peso zero cost collar contracts | From 2023 to 2025
FAIR VALUE MEASUREMENT
Average price | $ / $	825
Call | Brazilian real zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Average price | R$ / $	6.56
Call | Brazilian real zero cost collar contracts | From 2023 to 2024
FAIR VALUE MEASUREMENT
Average price | R$ / $	5.79
Call | Chilean peso zero cost collar contracts | 2024
FAIR VALUE MEASUREMENT
Average price | $ / $	956
Call | Chilean peso zero cost collar contracts | 2025
FAIR VALUE MEASUREMENT
Average price | $ / $	1,044
Call | Chilean peso zero cost collar contracts | From 2023 to 2025
FAIR VALUE MEASUREMENT
Average price | $ / $	971